Significant Accounting Policies - Additional Information (Detail) - USD ($)				3 Months Ended	11 Months Ended	12 Months Ended
	Sep. 09, 2021	Aug. 03, 2021	Jul. 29, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Unrecognized Tax Benefits					$ 0	$ 0
Accrued for interest and penalties					$ 0	0
FDIC Insured Amount				$ 250,000		250,000
Stock issued during the period share based compensation forfeited					451,474
Offering costs incurred						92,070
Gain on expiration of overallotment option	$ 127,035				$ 127,035	0
Fair value of overallotment liability at the initial public offering date						158,275
Fair value of overallotment liability partially extinguished upon exercise of option		$ 28,317
Marketable securities held in Trust Account				158,368,990	$ 154,449,121	156,693,598
Proceeds from Sale of Restricted Investments				0
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		444,103
IPO [Member]
Stock issuance costs				$ 3,461,151		$ 3,461,151
Common Class A [Member]
Temporary equity shares outstanding				15,444,103		15,444,103
Common Class A [Member] | IPO [Member]
Offering costs incurred						$ 233,411
Class A Common Stock Subject To Possible Redemption [Member]
Stock issuance cost allocation based on temporary equity fair value				$ 9,905,857		9,905,857
Class A Common Stock Subject To Possible Redemption [Member] | IPO [Member]
Offering costs incurred						9,664,188
Common Class B [Member]
Weighted average shares subject to forfeiture					562,500
Common stock shares for which the forfeiture option expired		111,026
Stock issued during the period share based compensation forfeited					451,474
NonRisk Incentive Private Shares [Member] | Sponsor [Member]
Sale of Stock, Consideration Received on Transaction			$ 1,186,448
Public Warrants [Member]
Stock issuance cost allocation based on derivative fair value				239,247		239,247
Public Warrants [Member] | Class A Common Stock Subject To Possible Redemption [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs						9,897,599
Stock issuance costs				$ 10,145,105		$ 10,145,105